COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Premises Leases [Member]
Operating Leased Assets [Line Items]
First year	$ 896
Second year	896
Third year	896
Fourth year	394
Fifth year and thereafter	9
Total minimum future payments	3,091
Other Agreements [Member]
Operating Leased Assets [Line Items]
First year	622
Second year	525
Third year	251
Fourth year	169
Fifth year and thereafter	160
Total minimum future payments	$ 1,727